INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 29,140	$ 29,142
Less: Accumulated amortization	(8,427)	(4,704)
Intangible assets, net	20,713	24,438
Amortization expense	3,723	2,436	$ 1,531
Trademark identified in reverse acquisition
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 15,100	$ 15,100
Remaining useful life		6 years 6 months
Estimated useful life of Intangible assets	4 years 10 months 24 days
Technology identified in acquisition of Morning Star
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 13,972	$ 13,972
Software
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 68	$ 70